Report of Independent Registered Public Accounting
Firm

To the Board of Trustees of The Advisors Inner
Circle Fund and Shareholders of

CIBC Atlas All Cap Growth Fund, CIBC Atlas
Disciplined Equity Fund, CIBC Atlas Equity Income
Fund, CIBC Atlas Mid Cap Equity Fund, CIBC Atlas
Income Opportunities Fund, CIBC Atlas International
Growth Fund, Cambiar Opportunity Fund, Cambiar SMID
Fund, Cambiar Small Cap Fund, Cambiar International
Equity Fund, Cambiar International Small Cap Fund,
Cambiar Global Equity Fund, Cambiar Aggressive Value
Fund, Haverford Quality Growth Stock Fund, LSV
Conservative Value Equity Fund, LSV Small Cap Value
Fund, LSV Value Equity Fund, LSV U.S. Managed
Volatility Fund, LSV Global Managed Volatility Fund,
LSV Global Value Fund, LSV Emerging Markets Equity
Fund, and Sands Capital Global Growth Fund

In planning and performing our audits of the financial statements of CIBC Atlas All Cap Growth
Fund, CIBC Atlas Disciplined Equity Fund, CIBC Atlas
Equity Income Fund, CIBC Atlas Mid Cap Equity Fund,
CIBC Atlas Income Opportunities Fund, CIBC Atlas
International Growth Fund, Cambiar Opportunity Fund,
Cambiar SMID Fund, Cambiar Small Cap Fund, Cambiar
International Equity Fund, Cambiar International
Small Cap Fund, Cambiar Global Equity Fund, Cambiar
Aggressive Value Fund, Haverford Quality Growth
Stock Fund, LSV Conservative Value Equity Fund, LSV
Small Cap Value Fund, LSV Value Equity Fund, LSV
U.S. Managed Volatility Fund, LSV Global Managed
Volatility Fund, LSV Global Value Fund, LSV Emerging
Markets Equity Fund, and Sands Capital Global Growth
Fund (collectively, the Funds), twenty two of the series constituting The Advisors Inner Circle Fund
(the Trust) as of and for the year ended October 31, 2021, in accordance with the standards of the Public
Company Accounting Oversight Board (United States)
(PCAOB), we considered the Funds internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.
The management of the Trust is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A companys internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A companys internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with U.S. generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a companys assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Funds internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of October 31, 2021.
This report is intended solely for the information and use of management and the Board of Trustees of The Advisors Inner Circle Fund and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ERNST & YOUNG LLP


Philadelphia, Pennsylvania
December 23, 2021